Vanguard® High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (3.8%)
	Linde plc	1,901,339	466,589
	Air Products and Chemicals Inc.	798,173	212,921
	Dow Inc.	2,680,061	139,095
	Fastenal Co.	2,063,381	94,069
	LyondellBasell Industries NV Class A	925,028	79,330
	International Paper Co.	1,417,402	71,309
	Nucor Corp.	1,086,429	52,942
	Celanese Corp. Class A	418,916	51,171
	Eastman Chemical Co.	487,280	47,924
	Scotts Miracle-Gro Co.	146,946	32,535
	CF Industries Holdings Inc.	774,480	32,048
	Reliance Steel & Aluminum Co.	229,977	26,696
	Steel Dynamics Inc.	726,557	24,899
	Southern Copper Corp.	300,318	19,944
	Huntsman Corp.	729,131	19,264
	Timken Co.	230,494	17,439
	Chemours Co.	588,712	15,507
	Avient Corp.	327,526	12,587
	Olin Corp.	514,055	12,291
	Sensient Technologies Corp.	152,156	10,732
	Cabot Corp.	200,720	8,814
	Commercial Metals Co.	426,425	8,396
	Compass Minerals International Inc.	122,561	7,140
	Trinseo SA	138,638	7,047
	Worthington Industries Inc.	131,730	6,895
	Carpenter Technology Corp.	170,440	5,324
	Tronox Holdings plc Class A	320,912	4,926
	Kaiser Aluminum Corp.	56,252	4,877
	Schweitzer-Mauduit International Inc.	113,339	4,209
[1]	Nexa Resources SA	165,142	1,425
			1,498,345
Consumer Discretionary (6.0%)
	Walmart Inc.	5,042,119	708,367
	McDonald's Corp.	2,693,877	559,895
	Target Corp.	1,808,108	327,575
	ViacomCBS Inc. Class B	1,955,754	94,854
	Best Buy Co. Inc.	822,134	89,465
	VF Corp.	1,161,726	89,302
	Garmin Ltd.	537,556	61,744
	Genuine Parts Co.	508,805	47,767
	Omnicom Group Inc.	764,659	47,699

	Shares	Market Value ($000)
Hasbro Inc.	457,454	42,918
Whirlpool Corp.	221,150	40,933
Williams-Sonoma Inc.	278,704	35,930
Interpublic Group of Cos. Inc.	1,409,289	33,921
Newell Brands Inc.	1,393,005	33,460
Nielsen Holdings plc	1,293,937	28,894
Polaris Inc.	211,399	24,664
Leggett & Platt Inc.	480,187	19,688
Hanesbrands Inc.	1,263,620	19,321
Wyndham Destinations Inc.	302,721	13,392
TEGNA Inc.	785,799	12,596
H&R Block Inc.	695,190	11,978
LCI Industries	88,295	11,424
MDC Holdings Inc.	188,428	9,802
Extended Stay America Inc.	638,605	9,375
Big Lots Inc.	143,095	8,540
Rent-A-Center Inc.	173,740	7,523
John Wiley & Sons Inc. Class A	155,593	7,097
Sinclair Broadcast Group Inc. Class A	157,768	4,971
HNI Corp.	151,417	4,885
Steelcase Inc. Class A	309,457	4,001
Knoll Inc.	185,564	2,776
National Presto Industries Inc.	19,101	1,708
		2,416,465
Consumer Staples (13.1%)
Procter & Gamble Co.	8,817,943	1,130,548
PepsiCo Inc.	5,022,031	685,859
Coca-Cola Co.	13,989,010	673,571
Philip Morris International Inc.	5,630,422	448,463
CVS Health Corp.	4,731,635	339,022
Altria Group Inc.	6,732,151	276,557
Colgate-Palmolive Co.	3,050,516	237,940
Kimberly-Clark Corp.	1,226,469	162,017
Walgreens Boots Alliance Inc.	2,613,190	131,313
General Mills Inc.	2,192,138	127,363
Sysco Corp.	1,749,789	125,127
Corteva Inc.	2,707,658	107,927
Archer-Daniels-Midland Co.	1,998,184	99,929
Clorox Co.	454,609	95,222
Kraft Heinz Co.	2,337,567	78,332
Hershey Co.	532,837	77,496
Tyson Foods Inc. Class A	1,037,092	66,695
Conagra Brands Inc.	1,757,085	60,795
Kellogg Co.	905,039	53,343
J M Smucker Co.	396,924	46,206
Campbell Soup Co.	707,331	34,030
Coca-Cola European Partners plc	720,954	33,503
Bunge Ltd.	491,618	32,171
Ingredion Inc.	244,276	18,436
Flowers Foods Inc.	710,468	16,312
Spectrum Brands Holdings Inc.	152,950	11,558
Nu Skin Enterprises Inc. Class A	181,125	10,482
Energizer Holdings Inc.	223,492	9,798
Medifast Inc.	40,268	9,450
B&G Foods Inc.	227,630	8,668
Vector Group Ltd.	501,577	5,889
Universal Corp.	88,205	4,046

	Shares	Market Value ($000)
Weis Markets Inc.	33,296	1,641
		5,219,709
Energy (6.2%)
Exxon Mobil Corp.	15,322,295	687,052
Chevron Corp.	6,972,944	594,095
ConocoPhillips	4,904,151	196,313
Schlumberger NV	5,015,307	111,390
Phillips 66	1,575,004	106,785
Marathon Petroleum Corp.	2,335,662	100,807
Kinder Morgan Inc.	7,022,025	98,870
Williams Cos. Inc.	4,387,665	93,150
Valero Energy Corp.	1,471,090	83,014
ONEOK Inc.	1,597,742	63,638
Occidental Petroleum Corp.	3,025,121	60,684
Halliburton Co.	3,157,349	55,664
Baker Hughes Co. Class A	2,362,687	47,466
Devon Energy Corp.	2,127,887	35,025
Diamondback Energy Inc.	564,824	32,020
Targa Resources Corp.	820,891	22,468
Apache Corp.	1,373,086	19,608
HollyFrontier Corp.	545,234	15,517
Cimarex Energy Co.	361,894	15,265
Ovintiv Inc.	937,401	14,773
Equitrans Midstream Corp.	1,469,668	9,773
Helmerich & Payne Inc.	377,085	9,156
Antero Midstream Corp.	1,032,786	8,366
Murphy Oil Corp.	523,733	6,479
Archrock Inc.	472,635	4,192
		2,491,570
Financials (20.5%)
JPMorgan Chase & Co.	10,960,495	1,410,287
Bank of America Corp.	27,995,642	830,071
Citigroup Inc.	7,536,000	437,013
Wells Fargo & Co.	13,592,380	406,140
Morgan Stanley	4,823,732	323,431
BlackRock Inc.	432,574	303,347
Chubb Ltd.	1,627,254	237,042
Truist Financial Corp.	4,875,859	233,944
CME Group Inc.	1,283,002	233,173
PNC Financial Services Group Inc.	1,535,080	220,315
US Bancorp	4,921,175	210,872
Progressive Corp.	2,112,473	184,187
MetLife Inc.	2,776,137	133,671
T. Rowe Price Group Inc.	816,344	127,742
Travelers Cos. Inc.	912,832	124,419
American International Group Inc.	3,111,932	116,511
Bank of New York Mellon Corp.	2,882,359	114,804
Aflac Inc.	2,507,612	113,294
Prudential Financial Inc.	1,427,538	111,748
Discover Financial Services	1,104,622	92,280
State Street Corp.	1,269,646	88,875
Ameriprise Financial Inc.	425,221	84,138
Arthur J Gallagher & Co.	688,243	79,430
Fifth Third Bancorp	2,561,575	74,106
Hartford Financial Services Group Inc.	1,294,854	62,179
Northern Trust Corp.	692,048	61,724
M&T Bank Corp.	460,484	61,000

	Shares	Market Value ($000)
KeyCorp	3,491,695	58,870
Regions Financial Corp.	3,452,280	58,723
Citizens Financial Group Inc.	1,532,724	55,852
Ally Financial Inc.	1,342,786	50,811
Principal Financial Group Inc.	976,124	48,094
Huntington Bancshares Inc.	3,625,526	47,948
Cincinnati Financial Corp.	538,751	45,304
Credicorp Ltd.	288,416	43,358
Fidelity National Financial Inc.	993,899	36,079
Equitable Holdings Inc.	1,455,799	36,075
Lincoln National Corp.	698,608	31,780
East West Bancorp Inc.	510,336	30,590
Everest Re Group Ltd.	142,572	30,094
Comerica Inc.	504,790	28,874
Invesco Ltd.	1,370,578	28,220
First Horizon Corp.	1,945,013	27,016
Eaton Vance Corp.	402,075	26,995
Franklin Resources Inc.	985,361	25,905
Zions Bancorp NA	584,672	25,807
Reinsurance Group of America Inc.	242,876	25,514
American Financial Group Inc.	258,490	24,334
Prosperity Bancshares Inc.	319,212	21,528
TCF Financial Corp.	549,403	21,350
People's United Financial Inc.	1,538,567	21,017
First American Financial Corp.	394,270	20,616
Synovus Financial Corp.	529,015	19,679
Cullen/Frost Bankers Inc.	203,692	18,789
Old Republic International Corp.	1,008,266	18,250
Jefferies Financial Group Inc.	781,411	18,246
South State Corp.	253,176	17,657
Unum Group	741,237	17,219
New York Community Bancorp Inc.	1,639,328	17,147
Popular Inc.	301,724	17,123
Janus Henderson Group plc	544,959	16,763
Bank OZK	446,200	16,581
Ares Management Corp. Class A	357,180	16,130
Glacier Bancorp Inc.	339,088	15,818
Evercore Inc. Class A	144,072	15,718
Lazard Ltd. Class A	363,342	14,970
Webster Financial Corp.	317,953	14,864
MGIC Investment Corp.	1,232,305	14,443
Valley National Bancorp	1,395,805	14,251
United Bankshares Inc.	437,141	13,840
RLI Corp.	141,779	13,721
Axis Capital Holdings Ltd.	298,856	13,718
CIT Group Inc.	353,380	13,040
PacWest Bancorp	421,232	12,717
Community Bank System Inc.	191,948	12,448
Home BancShares Inc.	548,004	11,618
Umpqua Holdings Corp.	795,061	11,536
FNB Corp.	1,163,216	11,469
BankUnited Inc.	329,166	11,406
Bank of Hawaii Corp.	142,116	11,112
OneMain Holdings Inc.	233,866	10,889
First Hawaiian Inc.	467,457	10,868
CNO Financial Group Inc.	502,685	10,662
Hancock Whitney Corp.	309,347	10,561
Assured Guaranty Ltd.	283,277	10,127

	Shares	Market Value ($000)
Columbia Banking System Inc.	257,573	9,922
Old National Bancorp	588,413	9,879
BancorpSouth Bank	354,880	9,812
Associated Banc-Corp	546,626	9,806
Pacific Premier Bancorp Inc.	290,810	9,669
Simmons First National Corp. Class A	387,948	9,582
Artisan Partners Asset Management Inc. Class A	196,518	9,511
Investors Bancorp Inc.	825,988	9,507
Moelis & Co. Class A	190,557	9,473
Federated Hermes Inc. Class B	346,124	9,345
Cathay General Bancorp	272,578	9,219
Atlantic Union Bankshares Corp.	279,544	9,180
CVB Financial Corp.	463,382	9,004
United Community Banks Inc.	280,244	8,360
Walker & Dunlop Inc.	101,404	8,348
BOK Financial Corp.	112,604	8,317
Independent Bank Group Inc.	135,082	8,297
Cadence Bancorp Class A	449,425	8,054
Fulton Financial Corp.	573,433	7,684
Navient Corp.	664,191	7,475
First Merchants Corp.	193,524	7,290
Washington Federal Inc.	270,413	7,079
First Bancorp	770,696	7,013
Renasant Corp.	195,124	6,907
WesBanco Inc.	233,163	6,762
First Midwest Bancorp Inc.	408,832	6,758
Virtu Financial Inc. Class A	231,447	6,427
First Financial Bancorp	348,297	6,381
Trustmark Corp.	226,283	6,216
Capitol Federal Financial Inc.	473,878	5,886
Horace Mann Educators Corp.	148,003	5,797
Cohen & Steers Inc.	86,901	5,692
Waddell & Reed Financial Inc. Class A	221,510	5,602
Towne Bank	240,376	5,577
Banner Corp.	124,588	5,511
Sandy Spring Bancorp Inc.	164,871	5,479
Bank of NT Butterfield & Son Ltd.	179,133	5,447
Northwest Bancshares Inc.	421,123	5,369
Mercury General Corp.	100,803	5,344
Westamerica Bancorp	92,839	5,182
NBT Bancorp Inc.	151,322	4,995
Great Western Bancorp Inc.	203,284	4,879
Provident Financial Services Inc.	255,713	4,736
Hope Bancorp Inc.	421,404	4,711
Argo Group International Holdings Ltd.	116,688	4,708
First Commonwealth Financial Corp.	347,353	4,074
Brightsphere Investment Group Inc.	218,999	4,014
CNA Financial Corp.	103,203	3,965
BancFirst Corp.	67,436	3,886
Safety Insurance Group Inc.	51,622	3,791
City Holding Co.	54,678	3,776
Boston Private Financial Holdings Inc.	305,605	3,725
S&T Bancorp Inc.	142,377	3,616
ProAssurance Corp.	196,617	3,604
Brookline Bancorp Inc.	282,709	3,559
Stock Yards Bancorp Inc.	74,459	3,366
TFS Financial Corp.	183,519	3,243
Employers Holdings Inc.	101,404	3,093

		Shares	Market Value ($000)
	Kearny Financial Corp.	284,768	2,947
	WisdomTree Investments Inc.	520,895	2,779
	Berkshire Hills Bancorp Inc.	164,360	2,725
	Washington Trust Bancorp Inc.	61,605	2,685
	1st Source Corp.	58,552	2,304
	American National Group Inc.	26,022	2,300
	TrustCo Bank Corp.	355,556	2,212
	United Fire Group Inc.	75,436	2,078
	Community Trust Bancorp Inc.	56,289	2,052
	FBL Financial Group Inc. Class A	33,162	1,858
	Republic Bancorp Inc. Class A	37,031	1,336
			8,219,057
Health Care (14.1%)
	Johnson & Johnson	9,540,291	1,556,307
	Pfizer Inc.	20,121,008	722,344
	Merck & Co. Inc.	9,140,377	704,449
	AbbVie Inc.	6,373,948	653,202
	Eli Lilly & Co.	3,047,997	633,892
	Amgen Inc.	2,107,910	508,913
	Bristol-Myers Squibb Co.	8,191,677	503,215
	Gilead Sciences Inc.	4,539,614	297,799
	Cardinal Health Inc.	1,054,210	56,643
	Patterson Cos. Inc.	306,067	9,696
	Healthcare Services Group Inc.	267,360	8,668
*	Viatris Inc.	3	—
			5,655,128
Industrials (9.9%)
	United Parcel Service Inc. Class B	2,592,341	401,813
	Caterpillar Inc.	1,959,445	358,265
	3M Co.	2,033,446	357,195
	Raytheon Technologies Corp.	5,159,565	344,298
	Lockheed Martin Corp.	895,913	288,323
	Automatic Data Processing Inc.	1,555,504	256,845
	Illinois Tool Works Inc.	1,137,834	220,979
[1]	DuPont de Nemours Inc.	2,654,626	210,910
	Emerson Electric Co.	2,150,370	170,632
	Eaton Corp. plc	1,445,083	170,086
	General Dynamics Corp.	915,709	134,316
	Johnson Controls International plc	2,628,265	130,940
	Cummins Inc.	531,731	124,648
	PACCAR Inc.	1,223,545	111,612
	Paychex Inc.	1,156,855	101,017
	Synchrony Financial	2,098,163	70,603
	Packaging Corp. of America	337,197	45,339
	CH Robinson Worldwide Inc.	476,176	40,742
	Westrock Co.	921,290	38,169
	RPM International Inc.	459,903	37,928
	Snap-on Inc.	194,920	35,084
	Western Union Co.	1,487,309	33,122
	Hubbell Inc. Class B	195,786	30,464
	Watsco Inc.	118,320	28,218
	Sonoco Products Co.	364,162	21,089
	MDU Resources Group Inc.	725,716	19,079
	ManpowerGroup Inc.	210,808	18,644
	Flowserve Corp.	473,798	16,848
	Crane Co.	177,540	13,436
	nVent Electric plc	568,174	12,716

	Shares	Market Value ($000)
MSC Industrial Direct Co. Inc. Class A	163,035	12,647
Ryder System Inc.	188,947	11,826
GATX Corp.	124,532	11,557
Kennametal Inc.	297,451	11,267
Triton International Ltd.	216,008	10,010
ABM Industries Inc.	240,288	8,828
McGrath RentCorp	86,574	6,042
Otter Tail Corp.	146,126	5,800
Granite Construction Inc.	168,170	4,980
Greif Inc. Class A	93,856	4,239
Greenbrier Cos. Inc.	114,262	4,134
Atlas Corp.	297,885	3,348
H&E Equipment Services Inc.	119,191	3,275
Apogee Enterprises Inc.	92,120	3,233
Scorpio Tankers Inc.	183,148	2,278
SFL Corp. Ltd.	344,998	2,180
		3,949,004
Real Estate (0.0%)
Kennedy-Wilson Holdings Inc.	437,560	7,521
Newmark Group Inc. Class A	511,817	3,460
		10,981
Technology (9.3%)
Intel Corp.	14,845,453	824,071
Broadcom Inc.	1,429,153	643,833
QUALCOMM Inc.	4,072,432	636,440
Texas Instruments Inc.	3,322,445	550,496
International Business Machines Corp.	3,215,097	382,950
KLA Corp.	560,090	156,864
HP Inc.	4,962,115	120,778
Corning Inc.	2,703,622	96,979
Maxim Integrated Products Inc.	957,002	83,939
Hewlett Packard Enterprise Co.	4,643,661	57,303
Seagate Technology plc	808,049	53,428
NetApp Inc.	801,640	53,261
National Instruments Corp.	459,647	19,029
Xerox Holdings Corp.	612,490	12,881
Avnet Inc.	353,080	12,467
Xperi Holding Corp.	379,209	7,304
		3,712,023
Telecommunications (7.9%)
Verizon Communications Inc.	14,993,028	820,868
Comcast Corp. Class A	16,396,757	812,787
AT&T Inc.	25,806,811	738,849
Cisco Systems Inc.	15,366,341	685,031
Lumen Technologies Inc.	3,933,976	48,703
Juniper Networks Inc.	1,193,040	29,134
Cogent Communications Holdings Inc.	152,393	8,679
Telephone & Data Systems Inc.	362,694	6,801
		3,150,852
Utilities (8.8%)
NextEra Energy Inc.	7,086,018	573,046
Duke Energy Corp.	2,662,122	250,239
Southern Co.	3,827,675	225,527
Dominion Energy Inc.	2,947,091	214,813
Waste Management Inc.	1,527,912	170,087
Exelon Corp.	3,516,316	146,138
American Electric Power Co. Inc.	1,793,849	145,140

	Shares	Market Value ($000)
Sempra Energy	1,046,501	129,515
Xcel Energy Inc.	1,897,049	121,392
Eversource Energy	1,238,831	108,398
Public Service Enterprise Group Inc.	1,823,335	102,891
WEC Energy Group Inc.	1,140,277	101,371
Consolidated Edison Inc.	1,209,115	85,581
DTE Energy Co.	692,727	82,241
PPL Corp.	2,776,974	76,839
Edison International	1,290,758	75,071
Entergy Corp.	723,625	68,983
Ameren Corp.	887,457	64,536
FirstEnergy Corp.	1,953,909	60,102
CMS Energy Corp.	1,028,974	58,528
AES Corp.	2,380,305	58,056
Evergy Inc.	813,250	43,696
Alliant Energy Corp.	896,800	43,629
Essential Utilities Inc.	889,880	41,201
Atmos Energy Corp.	452,389	40,263
CenterPoint Energy Inc.	1,811,820	38,211
NRG Energy Inc.	881,630	36,508
Vistra Corp.	1,770,027	35,347
NiSource Inc.	1,384,560	30,668
Pinnacle West Capital Corp.	406,926	30,621
UGI Corp.	754,798	27,165
OGE Energy Corp.	725,063	22,129
IDACORP Inc.	183,270	16,183
PNM Resources Inc.	288,286	13,988
ONE Gas Inc.	190,304	13,917
Portland General Electric Co.	317,446	13,425
Black Hills Corp.	225,223	13,315
Hawaiian Electric Industries Inc.	385,406	12,742
National Fuel Gas Co.	307,521	12,381
Southwest Gas Holdings Inc.	200,561	12,026
New Jersey Resources Corp.	341,665	11,962
ALLETE Inc.	186,861	11,742
Spire Inc.	182,521	11,168
NorthWestern Corp.	181,504	9,887
Avangrid Inc.	204,458	9,460
Avista Corp.	248,312	9,307
Clearway Energy Inc. Class C	297,226	9,208
Atlantica Sustainable Infrastructure plc	204,674	8,463
South Jersey Industries Inc.	360,760	8,334
Covanta Holding Corp.	427,932	6,055
Northwest Natural Holding Co.	109,033	5,093
Clearway Energy Inc. Class A	125,396	3,615
		3,520,203
Total Common Stocks (Cost $34,667,112)		39,843,337

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund (Cost $198,027)	0.107%	1,980,294	198,029
Total Investments (100.1%) (Cost $34,865,139)				40,041,366
Other Assets and Liabilities—Net (-0.1%)				(35,613)
Net Assets (100%)				40,005,753
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $129,054,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $134,819,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	489	90,592	(1,395)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BlackRock Inc.	2/2/22	GSI	70,126	(0.120)	—	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	39,843,337	—	—	39,843,337
Temporary Cash Investments	198,029	—	—	198,029
Total	40,041,366	—	—	40,041,366

Derivative Financial Instruments
Assets
Swap Contracts	—	—	—	—
Liabilities
Futures Contracts[1]	1,709	—	—	1,709
1	Represents variation margin on the last day of the reporting period.